Other Long-Term Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Long Term Assets [Line Items]
Amortization expense	$ 83,132	$ 83,137	$ 84,471
Net value of land use right	5,268,765	5,161,944
Lease, amount	0	1,141,293
Hainan [Member]
Other Long Term Assets [Line Items]
Prepayments for land use right	3,610,205	3,541,137
Amortization expense	81,876	81,882	83,196
Hangzhou [Member]
Other Long Term Assets [Line Items]
Lease, amount	0	216,159
Jinhua Facility [Member]
Other Long Term Assets [Line Items]
Amortization expense	$ 113,384	$ 113,376	$ 115,204